ClearBridge International Small Cap Fund

Schedule of investments (unaudited)	June 30, 2020

Security	Shares	Value
Common Stocks - 97.0%
Communication Services - 1.0%
Entertainment - 1.0%
DeNA Co. Ltd.	31,960	$398,288	(a)

Consumer Discretionary - 11.1%
Auto Components - 1.1%
Hella GmbH & Co. KGaA	10,850	443,318	(a)

Hotels, Restaurants & Leisure - 2.4%
Arcos Dorados Holdings Inc., Class A Shares	84,540	354,223
Elior Group SA	68,680	390,665	(a)(b)
Melco International Development Ltd.	122,009	235,500	(a)

Total Hotels, Restaurants & Leisure		980,388

Household Durables - 5.6%
Bellway PLC	13,422	422,906	(a)
Cairn Homes PLC	450,790	455,547	(a)
DFS Furniture PLC	215,150	440,181	(a)
Man Wah Holdings Ltd.	277,892	266,005	(a)
McCarthy & Stone PLC	161,790	143,124	(a)(b)
Victoria PLC	39,100	134,917	*(a)
Vistry Group PLC	48,032	422,399	(a)

Total Household Durables		2,285,079

Textiles, Apparel & Luxury Goods - 2.0%
Coats Group PLC	710,030	492,149	(a)
Vulcabras Azaleia SA	339,120	318,036	*

Total Textiles, Apparel & Luxury Goods		810,185

Total Consumer Discretionary		4,518,970

Consumer Staples - 3.7%
Food & Staples Retailing - 2.1%
MARR SpA	32,420	486,287	*(a)
Sundrug Co. Ltd.	11,831	390,906	(a)

Total Food & Staples Retailing		877,193

Personal Products - 1.6%
Chlitina Holding Ltd.	88,610	650,255	(a)

Total Consumer Staples		1,527,448

Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Avance Gas Holding Ltd.	226,170	422,152	(a)(b)
Parex Resources Inc.	47,130	567,948	*
Tethys Oil AB	87,270	427,473	(a)

Total Energy		1,417,573

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2020 Quarterly Report	1

ClearBridge International Small Cap Fund

Schedule of investments (unaudited) (cont’d)	June 30, 2020

Security	Shares	Value
Financials - 9.2%
Banks - 4.8%
Banca Sistema SpA	318,400	$520,857	(a)(b)
BAWAG Group AG	20,520	707,490	*(a)(b)
Eurobank Ergasias Services and Holdings SA	563,364	260,072	*(a)
Spar Nord Bank A/S	25,690	204,052	*(a)
Sydbank A/S	2,120	39,292	*(a)
Unicaja Banco SA	394,360	201,252	*(a)(b)

Total Banks		1,933,015

Capital Markets - 3.7%
Anima Holding SpA	104,000	446,571	(a)(b)
Fairfax India Holdings Corp.	27,130	227,892	*(b)
KIWOOM Securities Co. Ltd.	5,873	429,545	(a)
Man Group PLC	85,060	137,519	(a)
Warsaw Stock Exchange	25,610	270,504	(a)

Total Capital Markets		1,512,031

Diversified Financial Services - 0.7%
doValue SpA	30,900	278,467	*(a)(b)

Total Financials		3,723,513

Health Care - 4.2%
Biotechnology - 0.8%
Shanghai Haohai Biological Technology Co. Ltd., Class H Shares	67,637	311,853	*(a)(b)

Health Care Equipment & Supplies - 2.8%
i-SENS Inc.	31,102	655,928	(a)
Value Added Technology Co. Ltd.	29,122	498,612	(a)

Total Health Care Equipment & Supplies		1,154,540

Pharmaceuticals - 0.6%
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H Shares	117,660	240,180	(a)(b)

Total Health Care		1,706,573

Industrials - 37.9%
Air Freight & Logistics - 2.4%
SBS Holdings Inc.	23,834	490,298	(a)
Wincanton PLC	205,190	472,687	(a)

Total Air Freight & Logistics		962,985

Airlines - 0.8%
Wizz Air Holdings PLC	8,356	344,857	*(a)(b)

See Notes to Schedule of Investments.

2	ClearBridge International Small Cap Fund 2020 Quarterly Report

ClearBridge International Small Cap Fund

Schedule of investments (unaudited) (cont’d)	June 30, 2020

Security	Shares	Value
Building Products - 2.7%
Inwido AB	74,980	$517,577	*(a)
Sanwa Holdings Corp.	62,731	560,057	(a)

Total Building Products		1,077,634

Commercial Services & Supplies - 0.5%
Elis SA	17,290	201,493	*(a)

Construction & Engineering - 3.8%
China Communications Services Corp. Ltd., Class H Shares	321,490	200,173	(a)
Maire Tecnimont SpA	282,860	545,772	*(a)
Penta-Ocean Construction Co. Ltd.	52,230	280,541	(a)
Raiznext Corp.	44,094	498,217	(a)

Total Construction & Engineering		1,524,703

Electrical Equipment - 4.4%
Mersen SA	21,070	501,073	(a)
Nexans SA	13,710	635,848	*(a)
Vitzrocell Co. Ltd.	46,121	635,353	(a)

Total Electrical Equipment		1,772,274

Machinery - 10.6%
Bucher Industries AG	1,850	531,969	(a)
Cargotec oyj, Class B Shares	19,970	462,869	(a)
CIMC Enric Holdings Ltd.	516,924	205,681	(a)
CRCC High-Tech Equipment Corp. Ltd., Class H Shares	1,532,148	209,220	(a)
Deutz AG	67,430	316,809	*(a)
Fuji Corp.	23,626	413,244	(a)
Meidensha Corp.	26,247	425,002	(a)
Metso Outotec oyj	58,350	321,465	(a)
Morgan Advanced Materials PLC	172,750	515,442	(a)
Palfinger AG	20,930	462,564	*(a)
SFA Engineering Corp.	8,781	241,119	(a)
Sulzer AG	2,480	197,383	(a)

Total Machinery		4,302,767

Marine - 3.3%
D/S Norden A/S	51,130	687,628	(a)
Golden Ocean Group Ltd.	78,510	303,977	(a)
Star Bulk Carriers Corp.	56,000	369,600

Total Marine		1,361,205

Professional Services - 2.8%
Applus Services SA	59,420	455,312	(a)
Pagegroup PLC	97,260	455,250	(a)
Tanseisha Co. Ltd.	31,710	220,742	(a)

Total Professional Services		1,131,304

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2020 Quarterly Report	3

ClearBridge International Small Cap Fund

Schedule of investments (unaudited) (cont’d)	June 30, 2020

Security	Shares	Value
Road & Rail - 0.5%
Seino Holdings Co. Ltd.	16,092	$210,359	(a)

Trading Companies & Distributors - 5.1%
Howden Joinery Group PLC	62,390	426,833	(a)
Kanamoto Co. Ltd.	10,096	220,506	(a)
Lumax International Corp. Ltd.	195,723	436,868	(a)
Nishio Rent All Co. Ltd.	24,074	496,287	(a)
Travis Perkins PLC	35,510	494,540	(a)

Total Trading Companies & Distributors		2,075,034

Transportation Infrastructure - 1.0%
Yuexiu Transport Infrastructure Ltd.	556,786	390,652	(a)

Total Industrials		15,355,267

Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 1.5%
Strix Group PLC	255,790	610,746	(a)
IT Services - 2.4%
Chinasoft International Ltd.	592,470	324,580	(a)
Sopra Steria Group	5,380	662,040	(a)

Total IT Services		986,620

Total Information Technology		1,597,366

Materials - 17.6%
Chemicals - 2.3%
Okamoto Industries Inc.	11,191	412,879	(a)
Ube Industries Ltd.	18,031	309,827	(a)
Zeon Corp.	22,636	208,176	(a)

Total Chemicals		930,882

Construction Materials - 3.2%
Cementir Holding NV	67,170	477,254	(a)
West China Cement Ltd.	1,225,560	223,201	(a)
Wienerberger AG	27,890	606,851	(a)

Total Construction Materials		1,307,306

Containers & Packaging - 0.5%
Greatview Aseptic Packaging Co. Ltd.	600,949	213,339	(a)

Metals & Mining - 11.6%
Alamos Gold Inc., Class A Shares	56,500	526,878
Argonaut Gold Inc.	373,130	703,604	*(b)
Centamin PLC	283,970	646,249	(a)
Centerra Gold Inc.	27,850	310,789
Granges AB	80,460	636,107	*(a)
Jupiter Mines Ltd.	1,155,830	224,017	(a)
Novagold Resources Inc.	124,130	1,138,346	*

See Notes to Schedule of Investments.

4	ClearBridge International Small Cap Fund 2020 Quarterly Report

ClearBridge International Small Cap Fund

Schedule of investments (unaudited) (cont’d)	June 30, 2020

Security		Shares	Value
Metals & Mining - continued
Sandfire Resources Ltd.		63,370	$222,818	(a)
Torex Gold Resources Inc.		17,290	272,417	*

Total Metals & Mining			4,681,225

Total Materials			7,132,752

Real Estate - 3.6%
Real Estate Management & Development - 3.6%
Open House Co. Ltd.		20,298	695,334	(a)
Sun Frontier Fudousan Co. Ltd.		57,659	457,058	(a)
Supalai PCL		557,142	303,027	(a)

Total Real Estate			1,455,419

Utilities - 1.3%
Independent Power and Renewable Electricity Producers - 0.7%
China Datang Corp. Renewable Power Co. Ltd., Class H Shares		2,558,594	287,316	(a)

Water Utilities - 0.6%
China Water Affairs Group Ltd.		316,706	228,171	(a)

Total Utilities			515,487

Total Common Stocks (Cost - $41,364,742)			39,348,656

Investments in Underlying Funds - 1.9%
Dragon Capital - Vietnam Enterprise Investments Ltd., Class C Shares (Cost - $561,595)		148,992	766,561	(a)

Total Investments before Short-Term Investments (Cost - $41,926,337)			40,115,217

	Rate
Short-Term Investments - 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.042%	406,417	406,417
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.090%	101,604	101,604	(c)

Total Short-Term Investments (Cost - $508,021)			508,021

Total Investments - 100.2% (Cost - $42,434,358)			40,623,238
Liabilities in Excess of Other Assets - (0.2)%			(77,334)

Total Net Assets - 100.0%			$40,545,904

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2020 Quarterly Report	5

ClearBridge International Small Cap Fund

Schedule of investments (unaudited) (cont’d)	June 30, 2020

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2020, the total market value of investments in Affiliated Companies was $101,604 and the cost was $101,604 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge International Small Cap Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$672,259	$3,846,711	—	$4,518,970
Energy	567,948	849,625	—	1,417,573
Financials	227,892	3,495,621	—	3,723,513
Industrials	369,600	14,985,667	—	15,355,267
Materials	2,952,034	4,180,718	—	7,132,752
Other Common Stocks	—	7,200,581	—	7,200,581
Investments in Underlying Funds	—	766,561	—	766,561

Total Long-Term Investments	4,789,733	35,325,484	—	40,115,217

Short-Term Investments†	508,021	—	—	508,021

Total Investments	$5,297,754	$35,325,484	—	$40,623,238

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended June 30, 2020. The following transactions were effected in shares of such company for the period ended June 30, 2020.

	Affiliate
	Value at
	September 30,	Purchased		Sold
	2019	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,736,390	2,736,390	$2,634,786	2,634,786

9

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$403	—	$101,604

10